Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,026,941	$ (1,454,325)	$ (1,768,865)	$ (6,751,572)
Accumulated deficit	(95,474,450)		(95,474,450)		$ (93,705,585)
Working capital deficiency	$ (6,592,155)		$ (6,592,155)		$ (5,965,627)